Share-based compensation expense recognized for employee services received (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense arising from share-based payment transactions
Total expense from equity and cash settled	R$ 11,823	R$ 26,372	R$ 7,450
First Share Option Plan
Expense arising from share-based payment transactions
Equity-settled		5,372	2,821
Cash-settled	11,823	21,000	4,629
Total expense from equity and cash settled	R$ 11,823	R$ 26,372	R$ 7,450